Merger Agreement - Additional Information (Details) - LGL SYSTEMS ACQUISITION CORP [Member]	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Merger Agreement (Details) [Line Items]
Converted basis	$ 863,400,000
Converted per share (in Dollars per share) | $ / shares	$ 10.00
Cash in the trust account	$ 125,000,000
Proceeds cash received	$ 125,000,000
Aggregate of shares (in Shares) | shares	566,000
Aaggregate proceeds	$ 125,000,000
Common Class A [Member]
Merger Agreement (Details) [Line Items]
Converted per share (in Dollars per share) | $ / shares	$ 10.00
Aggregate of shares (in Shares) | shares	12,500,000
Common Class A [Member] | Private Placement [Member]
Merger Agreement (Details) [Line Items]
Aggregate of shares (in Shares) | shares	5,660,000